PLEDGES AND GUARANTEES	12 Months Ended
Dec. 31, 2013
PLEDGES AND GUARANTEES [Abstract]
PLEDGES AND GUARANTEES

NOTE 11 - PLEDGES AND GUARANTEES:

a.	In connection with the Financing Agreement mentioned in Note 7, the Company registered floating charges in favor of the Bank on all of its assets. The Company is in the process of removing such charges, following the early repayment of the long-term loan at January 31, 2014 (see Note 7). The Company also registered fixed liens on its land, property, plant and equipment and on its shares in Enzymotec Inc. (its wholly owned U.S. subsidiary).

b.	As to indemnification provided to several customers and distributors in connection with litigation, see Note 9.